Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Statement of comprehensive income [abstract]
Net income	$ 3,950	$ 3,680	$ 7,532	$ 6,813
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	82	(20)	870	612
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(43)	(81)	(92)	(113)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	39	(101)	778	499
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	1,831	1,537	(320)	582
Net foreign currency translation gains (losses) from hedging activities	(827)	(611)	95	(547)
Reclassification of losses (gains) on net investment hedging activities to income			1
Foreign currency translation adjustments	1,004	926	(224)	35
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	293	(193)	(309)	(591)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(128)	84	(309)	86
Net change in cash flow hedges	165	(109)	(618)	(505)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 9)	104	(129)	146	(359)
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(313)	309	(1,014)	(487)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	19	8	74	18
Total items that will not be reclassified subsequently to income	(190)	188	(794)	(828)
Total other comprehensive income (loss), net of taxes	1,018	904	(858)	(799)
Total comprehensive income (loss)	4,968	4,584	6,674	6,014
Total comprehensive income attributable to:
Shareholders	4,963	4,580	6,670	6,011
Non-controlling interests	5	4	4	3
Total comprehensive income (loss)	4,968	4,584	6,674	6,014
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(7)	20	296	191
Provision for credit losses recognized in income		1		1
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(12)	(21)	(28)	(30)
Unrealized foreign currency translation gains (losses)	7	1	(10)	1
Net foreign currency translation gains (losses) from hedging activities	(307)	(226)	33	(64)
Net gains (losses) on derivatives designated as cash flow hedges	137	(76)	(125)	(140)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(47)	33	(115)	34
Remeasurement gains (losses) on employee benefit plans	30	(49)	52	(72)
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(119)	119	(390)	(187)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	7	3	27	15
Total income tax expenses (recoveries)	$ (311)	$ (195)	$ (260)	$ (251)